Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 27,020	$ 246,358	$ 2,785,188
Accounts receivable, (no allowance for doubtful accounts)			427
Receivable from sale of investment		90,000
Prepaid expenses	26,799	40,702	107,749
Inventory			18,725
Cryptocurrency			302,654
Deposits on mining equipment		4,673,680	7,613,230
Total Current Assets	53,819	5,050,740	10,827,973
Other Assets
Property and equipment, net of accumulated depreciation of $747,216 and $89,136, respectively	1,567,431	1,632,007	2,226,360
Right of use asset, net of accumulated amortization of $426,918 and $299,583 respectively			127,335
Deposits on mining equipment	4,721,280
Deposits and other assets	110,350	110,350	18,201
Total Assets	6,452,880	6,793,097	13,199,869
Current Liabilities
Accounts payable and accrued expenses	3,565,924	3,232,855	801,747
Accrued interest and expenses – related parties	3,259,997	3,055,989	2,231,558
Convertible notes payable	1,400,000	1,400,000
Lease liability, current portion			33,977
Accrued expenses – related party
Secured convertible debenture(s) – related party(ies)	4,993,700	4,993,700	2,500,000
Current liabilities associated with discontinued operations	485,712	485,712	472,029
Total Current Liabilities	13,705,333	13,168,256	6,039,311
Non-current liabilities:
Lease liability, long term portion			101,116
Secured convertible debenture – related party, net of unamortized debt discount of $0			2,500,000
SBA/PPP loans payable	149,900	149,900	361,595
Total Long-Term Liabilities	149,900	149,900	2,962,711
Total Liabilities	13,855,233	13,318,156	9,002,022
Commitments and contingencies (Note 4)
Stockholders’ equity (deficit):
Common stock; $0.0001 par value; 100,000,000 shares authorized; 12,246,036 and 8,191,382 shares issued and outstanding, respectively	1,224	1,224	819
Additional paid-in capital	54,296,425	54,202,355	51,506,854
Members’ Deficit	(61,700,030)	(60,728,664)	(47,309,849)
Total Members’ Deficit	(7,402,353)	(6,525,059)	4,197,847
Total Liabilities and Members’ Deficit	6,452,880	6,793,097	13,199,869
Prairie Operating Co LLC [Member]
Current Assets
Cash	79,762	79,845
Accounts receivable, (no allowance for doubtful accounts)		0
Total Current Assets	79,762	79,845
Other Assets
Deferred transaction costs	1,973,058	1,760,665
Total Assets	2,052,820	1,840,510
Current Liabilities
Total Current Liabilities	2,498,732	2,222,030
Non-current liabilities:
Total Long-Term Liabilities
Total Liabilities	2,498,732	2,222,030
Commitments and contingencies (Note 4)
Stockholders’ equity (deficit):
Members’ Deficit	(445,912)	(381,520)
Total Members’ Deficit	(445,912)	(381,520)
Total Liabilities and Members’ Deficit	2,052,820	1,840,510
Prairie Operating Co LLC [Member] | Nonrelated Party [Member]
Current Liabilities
Accrued expenses – related party	2,496,648	2,219,946
Prairie Operating Co LLC [Member] | Related Party [Member]
Current Liabilities
Accrued expenses – related party	2,084	2,084
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value	27	25	22
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value
Series C Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value	$ 1	$ 1	$ 1